UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
☒   Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2021 to December 31, 2021

Date of Report (Date of earliest event reported) February 10, 2022

Exact name of securitizer as specified in its charter:  Cantor Commercial Real Estate Lending, L.P.

Commission File Number of securitizer: 025-01219

Central Index Key Number of securitizer: 0001558761

John Jones, (212) 294-7933
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

REPRESENTATION AND WARRANTY INFORMATION
Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure
Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets That Were Subject of Demand			Assets That Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected			Notes
			#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance
UBS Commercial Mortgage Securitization Corp., Commercial Mortgage Pass-Through Certificates Series 2018-C13 (CIK # 0001749360)	X	Cantor Commercial Real Estate Lending, L.P.	6	90,270,000	12.6%	1	20,000,000	3.03%	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	1	20,000,000	3.03%
		UBS AG, New York Branch	20	$336,586,045	47.1%	0	0.00	0	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0	0	0.00	0
		Société Générale	10	$118,362,601	16.6%	0	0.00	0	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0	0	0.00	0
		Rialto Mortgage Finance, LLC	10	$105,211,722	14.7%	0	0.00	0	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0	0	0.00	0
		Natixis Real Estate Capital LLC	2	$34,000,000	4.8%	0	0.00	0	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0	0	0.00	0
		CIBC Inc.	5	$30,450,000	4.6%	0	0.00	0	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0	0	0.00	0
Total by Issuing Entity			53	$714,880,368	100%	1	20,000,000	3.03%	0	0.00		0	0.00		0	0.00		0	0.00		1	20,000,000	3.03%
Total by Asset Class			53	$714,880,368	100%	1	20,000,000	3.03%	0	0.00		0	0.00		0	0.00		0	0.00		1	20,000,000	3.03%

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

CANTOR COMMERCIAL REAL ESTATE LENDING, L.P.

Date: February 10, 2022
	By:	/s/ James Buccola
Name: James Buccola
Title: Executive Managing Director
(senior officer in charge of securitization)